Note 8 - Staff Numbers and Costs - Aggregate Remuneration Costs (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Salaries, wages and incentives	$ 3,310	$ 14,327	$ 14,299	$ 5,605
Social security costs	213	1,044	834	398
Pension contributions	185	788	848	196
Short-term compensated absences	406	1,254	996	403
Total	$ 4,114	$ 17,413	$ 16,977	$ 6,602